GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS

NOTE 5 – GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS

The following table summarizes the changes in the Company’s goodwill balance:

	December 31, 2017	December 31, 2016
Beginning balance	$9,294	$9,195
Foreign currency adjustment	245	99

Balance at the end of the year	$9,539	$9,294

There are no accumulated goodwill impairments for the years ended December 31, 2017 and 2016.

The Company’s license costs and other intangible assets consisted of the following:

		As of December 31, 2017			As of December 31, 2016
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
License costs	7 - 20 years	$192,713	$(97,848)	$94,865	$186,626	$(81,700)	$104,926
Subscriber relationships	7 years	13,276	(8,152)	5,124	12,937	(5,399)	7,538
Other	6 - 14 years	3,618	(3,356)	262	3,581	(2,991)	590

Total		$209,607	$(109,356)	$100,251	$203,144	$(90,090)	$113,054

Amortization expense was $17.8 million, $18.0 million and $14.9 million for the years ended December 31, 2017, 2016 and 2015, respectively. Estimated future amortization expense associated with the net carrying amount of license costs and other intangible assets, based on the exchange rate as of December 31, 2017, is as follows:

Years ending December 31,
2018	$17,377
2019	16,608
2020	10,621
2021	7,118
2022	6,067
Thereafter	42,460

Total	$100,251

New Zealand:

On October 29, 2013, Trilogy International Radio Spectrum LLC, a Delaware limited liability company and indirect wholly owned subsidiary of TIP Inc. (“TIRS”), entered into an agreement with the government of New Zealand for the acquisition of a 10 MHz paired license of 700 MHz spectrum (the “700 MHz License”), which expires in 2031, for $44.0 million New Zealand dollars (“NZD”) ($31.2 million based on the exchange rate at December 31, 2017). TIRS has made this spectrum available to 2degrees, and 2degrees uses such spectrum in connection with its provision of 4G services.

The acquisition of the 700 MHz License was funded through a long-term payable from TIRS to the government of New Zealand. TIRS is obligated to make annual installment payments along with accrued interest. Interest on the unpaid purchase price accrues at the rate of 5.8% per annum. During the year ended December 31, 2017, the Company paid installments on behalf of TIRS in the total amount of $20.8 million NZD to the government of New Zealand ($14.5 million based on the average exchange rate in the months of payment of which $4.1 million was accrued interest).

As of December 31, 2017, the outstanding current and long-term portions of the license obligation for the 700 MHz License recorded in Other current liabilities and accrued expenses and Other non-current liabilities were $6.5 million and $6.9 million, respectively. Future maturities of the license obligation as of December 31, 2017, excluding interest, are as follows:

Years ending December 31,
2018	$6,507
2019	6,883

Total	$13,390

On October 25, 2013, Trilogy International South Pacific LLC (“TISP”), the owner of the equity interests in TIRS and a wholly-owned subsidiary of TIP Inc., and 2degrees entered into agreements pursuant to which, subject to certain conditions, 2degrees would have the right to acquire and TISP would have the right to cause 2degrees to acquire, the capital stock of TIRS in the future along with assuming the remaining license obligations to the government of New Zealand.

The agreement between TISP and 2degrees was subsequently amended to permit 2degrees to prepay, in full or in part, amounts payable to acquire the capital stock of TIRS. Payments made under the amended agreement are subject to 2degrees board approval. A prepayment was made by 2degrees to TISP in the amount of $7.4 million on November 9, 2016 under the amended agreement. An additional payment was made by 2degrees in the amount of $11.0 million in 2017 under the amended agreement. The intercompany balances and the related payment activities are eliminated upon consolidation.